SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary insurance information
Deferred policy acquisition costs	$ 52,344	$ 52,105	$ 40,242
Unpaid losses and settlement expenses, gross	1,158,483	1,150,714	1,173,943
Unearned premiums, gross	369,346	341,267	301,537
Net premiums earned	576,571	538,452	493,382
Incurred losses and settlement expenses
Current accident year	336,228	310,145	284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Policy acquisition costs	196,362	183,868	156,894
Other operating expenses	44,971	44,312	38,584
Net premiums written	593,086	549,638	485,140
Casualty segment
Supplementary insurance information
Deferred policy acquisition costs	19,673	18,507	13,439
Unpaid losses and settlement expenses, gross	955,730	973,077	1,005,935
Unearned premiums, gross	199,672	171,768	157,249
Net premiums earned	267,697	236,198	232,047
Incurred losses and settlement expenses
Current accident year	184,555	168,983	179,463
Prior accident years	(40,449)	(83,892)	(64,602)
Policy acquisition costs	76,765	67,495	59,628
Other operating expenses	21,387	22,215	20,474
Net premiums written	284,058	238,611	223,253
Property segment
Supplementary insurance information
Deferred policy acquisition costs	14,523	14,474	12,658
Unpaid losses and settlement expenses, gross	169,250	133,861	134,691
Unearned premiums, gross	103,854	103,346	93,265
Net premiums earned	202,402	203,660	181,645
Incurred losses and settlement expenses
Current accident year	132,507	120,422	90,734
Prior accident years	(16,800)	(18,453)	(8,271)
Policy acquisition costs	60,070	57,878	52,847
Other operating expenses	14,933	13,481	12,042
Net premiums written	202,971	210,904	179,899
Surety segment
Supplementary insurance information
Deferred policy acquisition costs	18,148	19,124	14,145
Unpaid losses and settlement expenses, gross	33,503	43,776	33,317
Unearned premiums, gross	65,820	66,153	51,023
Net premiums earned	106,472	98,594	79,690
Incurred losses and settlement expenses
Current accident year	19,166	20,740	14,378
Prior accident years	(7,334)	(7,716)	(10,370)
Policy acquisition costs	59,527	58,495	44,419
Other operating expenses	8,651	8,616	6,068
Net premiums written	$ 106,057	$ 100,123	$ 81,988